Troubled debt restructurings loan count by type of modification (Detail)	12 Months Ended
	Dec. 31, 2013 loans	Dec. 31, 2012 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,158	3,441
Extension of Maturity Date	124	378
Combination Interest Rate Reduction Maturity Date Extension	395	1,674
Other Modifications	1,071	1,770
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	3
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	5	11
Extension of Maturity Date	7	10
Combination Interest Rate Reduction Maturity Date Extension	4	5
Other Modifications	0	13
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	6	13
Extension of Maturity Date	5	22
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	45	210
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	23	42
Extension of Maturity Date	14	91
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	10	87
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	8
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	23	583
Extension of Maturity Date	43	148
Combination Interest Rate Reduction Maturity Date Extension	367	1,621
Other Modifications	17	202
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	22	66
Combination Interest Rate Reduction Maturity Date Extension	23	42
Other Modifications	0	0
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,107	1,640
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	989	1,242
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	923	1,080
Extension of Maturity Date	22	31
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	6	5
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	11	9
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	71	62
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	4	4
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	2,157	3,433
Extension of Maturity Date	119	375
Combination Interest Rate Reduction Maturity Date Extension	364	1,593
Other Modifications	1,071	1,763
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	5	9
Extension of Maturity Date	5	8
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	12
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	6	13
Extension of Maturity Date	4	22
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	45	208
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	23	42
Extension of Maturity Date	13	91
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	10	87
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	8
Extension of Maturity Date	0	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	1
PUERTO RICO | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	22	579
Extension of Maturity Date	42	147
Combination Interest Rate Reduction Maturity Date Extension	341	1,548
Other Modifications	17	202
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	22	66
Combination Interest Rate Reduction Maturity Date Extension	23	42
Other Modifications	0	0
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,107	1,640
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	989	1,242
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	923	1,080
Extension of Maturity Date	22	31
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	6	5
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	11	9
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	71	62
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	4	4
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	8
Extension of Maturity Date	5	3
Combination Interest Rate Reduction Maturity Date Extension	31	81
Other Modifications	0	7
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	1
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	2
Extension of Maturity Date	2	2
Combination Interest Rate Reduction Maturity Date Extension	4	5
Other Modifications	0	1
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	1	0
Other Modifications	0	2
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	1
UNITED STATES | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1	4
Extension of Maturity Date	1	1
Combination Interest Rate Reduction Maturity Date Extension	26	73
Other Modifications	0	0
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	2
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	1
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	3
Other Modifications	0	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0